Schedule of Intangible Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Finite-Lived Intangible Assets [Line Items]
Intangiable assets, gross	$ 17,889	$ 17,889	$ 18,189
Intangiable assets, accumulated amortization	(4,776)	(4,370)	(2,978)
Intangiable assets, net	13,113	$ 13,519	15,211
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life		1 year
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life		15 years
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangiable assets, gross	5,689	$ 5,689	5,689
Intangiable assets, accumulated amortization	(2,943)	(2,798)	(2,216)
Intangiable assets, net	$ 2,746	$ 2,891	3,473
Developed Technology Rights [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	7 years	7 years
Developed Technology Rights [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years	10 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangiable assets, gross	$ 11,900	$ 11,900	11,900
Intangiable assets, accumulated amortization	(1,604)	(1,374)	(458)
Intangiable assets, net	$ 10,296	$ 10,526	11,442
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	12 years	12 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	15 years	15 years
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangiable assets, gross	$ 300	$ 300	300
Intangiable assets, accumulated amortization	(229)	(198)	(68)
Intangiable assets, net	$ 71	$ 102	232
Trade Names [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	2 years	2 years
Trade Names [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	2 years 6 months	2 years 6 months
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life		1 year
Intangiable assets, gross			300
Intangiable assets, accumulated amortization			(236)
Intangiable assets, net			$ 64